Income Taxes - Summary of Income (Loss) Before Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Income Taxes [Line Items]
PRC	¥ 24,485	$ 3,568	¥ (7,116)	¥ 4,542
Foreign	5,241	765	7,211	(666)
Total income before provision of income taxes	¥ 29,726	$ 4,333	¥ 95	¥ 3,876